AB Global Bond Fund

Portfolio of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 33.3%
Austria - 1.2%
Republic of Austria Government Bond
0.50%, 2/20/29 (a)	EUR	57,980	$67,899,345
0.75%, 2/20/28 (a)		14,675	17,555,310

			85,454,655

Belgium - 1.2%
Kingdom of Belgium Government Bond
Series 81
0.80%, 6/22/27 (a)		70,935	84,829,320
Series 85
0.80%, 6/22/28 (a)		45	53,896

			84,883,216

Finland - 0.9%
Finland Government Bond
0.50%, 9/15/29 (a)		56,064	65,657,670

France - 1.9%
French Republic Government Bond OAT
1.25%, 5/25/34 (a)		50,415	63,346,357
1.50%, 5/25/50 (a)		55,544	71,806,192

			135,152,549

Germany - 2.4%
Bundesrepublik Deutschland Bundesanleihe
1.25%, 8/15/48 (a)		56,295	79,192,242
Series 2007
4.25%, 7/04/39 (a)		46,127	93,108,367

			172,300,609

Indonesia - 1.1%
Indonesia Treasury Bond
Series FR68
8.375%, 3/15/34	IDR	588,191,000	45,631,674
Series FR70
8.375%, 3/15/24		437,499,000	33,720,434

			79,352,108

Ireland - 0.6%
Ireland Government Bond
1.00%, 5/15/26 (a)	EUR	37,007	44,457,785

Italy - 5.6%
Italy Buoni Poliennali Del Tesoro
0.95%, 3/01/23		62,195	71,291,868
1.35%, 4/15/22		58,260	67,232,237
2.45%, 9/01/33 (a)		17,505	21,381,085
3.35%, 3/01/35 (a)		81,077	108,525,388
3.85%, 9/01/49 (a)		40,309	58,657,035

	Principal Amount (000)		U.S. $ Value
4.50%, 5/01/23	EUR	55,760	$71,264,467

			398,352,080

Japan - 4.0%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	5,288,350	49,930,023
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	68,504,221
Series 158
0.50%, 9/20/36		11,339,350	109,585,966
Series 159
0.60%, 12/20/36		4,022,550	39,440,456
Series 169
0.30%, 6/20/39		1,984,250	18,363,119

			285,823,785

Malaysia - 3.0%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	72,655	18,459,006
Series 0119
3.906%, 7/15/26		78,423	19,850,922
Series 0217
4.059%, 9/30/24		72,978	18,468,563
Series 0218
3.757%, 4/20/23		131,916	32,855,130
Series 0219
3.885%, 8/15/29		254,534	65,104,701
Series 0310
4.498%, 4/15/30		101,778	26,982,155
Series 0313
3.48%, 3/15/23		59,440	14,677,255
Series 0316
3.90%, 11/30/26		73,262	18,513,445

			214,911,177

Mexico - 1.0%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	1,353,382	74,184,647

Netherlands - 4.6%
Netherlands Government Bond
Zero Coupon, 1/15/24 (a)	EUR	149,295	170,662,282
0.25%, 7/15/29 (a)		135,065	156,049,836

			326,712,118

Russia - 1.1%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	640,375	10,896,938
Series 6215
7.00%, 8/16/23		1,797,090	30,129,063

	Principal Amount (000)		U.S. $ Value
Series 6222
7.10%, 10/16/24	RUB	590,115	$9,954,217
Series 6227
7.40%, 7/17/24		1,861,821	31,683,166

			82,663,384

Spain - 2.4%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	25,353	31,737,162
2.35%, 7/30/33 (a)		28,527	38,706,896
2.90%, 10/31/46 (a)		1,390	2,129,995
4.20%, 1/31/37 (a)		21,865	37,434,735
4.40%, 10/31/23 (a)		44,885	59,171,420

			169,180,208

United Kingdom - 1.7%
United Kingdom Gilt
1.00%, 4/22/24 (a)	GBP	73,870	99,528,362
1.75%, 9/07/37 (a)		18,390	26,367,703

			125,896,065

United States - 0.6%
U.S. Treasury Notes
2.25%, 2/15/27	U.S.$	41,770	42,944,781

Total Governments - Treasuries (cost $2,293,852,277)			2,387,926,837

CORPORATES - INVESTMENT GRADE - 23.1%
Industrial - 12.9%
Basic - 0.9%
Anglo American Capital PLC
3.75%, 4/10/22 (a)		280	287,837
4.875%, 5/14/25 (a)		235	258,317
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)		10,595	10,530,107
DuPont de Nemours, Inc.
4.493%, 11/15/25		375	413,053
5.419%, 11/15/48		216	266,132
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	15,711,738
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		105	109,790
Glencore Finance Europe Ltd.
1.75%, 3/17/25 (a)	EUR	2,383	2,774,205
1.875%, 9/13/23 (a)		10,148	11,893,460
Glencore Funding LLC
4.00%, 3/27/27 (a)	U.S.$	2,431	2,532,246
4.125%, 5/30/23-3/12/24 (a)		444	464,601
4.625%, 4/29/24 (a)		4,507	4,813,722
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)		3,401	3,630,568

	Principal Amount (000)		U.S. $ Value
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)	U.S.$	782	$865,576
Nutrien Ltd.
3.375%, 3/15/25		394	408,445
SABIC Capital II BV
4.00%, 10/10/23 (a)		9,776	10,290,354

			65,250,151

Capital Goods - 0.5%
3M Co.
3.125%, 9/19/46		145	138,054
3.25%, 8/26/49		10,898	10,574,703
CNH Industrial Capital LLC
4.375%, 4/05/22		102	106,535
Dover Corp.
0.75%, 11/04/27	EUR	7,943	8,849,171
General Electric Co.
0.875%, 5/17/25		4,853	5,472,390
Series G
6.875%, 1/10/39	U.S.$	175	232,889
Johnson Controls International PLC
4.50%, 2/15/47		120	130,270
4.625%, 7/02/44		194	213,695
United Technologies Corp.
1.15%, 5/18/24	EUR	1,460	1,695,911
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/24	U.S.$	4,990	5,301,115

			32,714,733

Communications - Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		27,952	30,808,219
5.05%, 3/30/29		240	271,782
5.75%, 4/01/48		245	286,453
Comcast Corp.
3.90%, 3/01/38		280	310,415
3.999%, 11/01/49		6,455	7,167,542
4.25%, 1/15/33		350	404,745
4.60%, 10/15/38		411	490,184
Cox Communications, Inc.
2.95%, 6/30/23 (a)		615	625,713
3.25%, 12/15/22 (a)		440	452,694
4.50%, 6/30/43 (a)		160	169,888
Discovery Communications LLC
3.95%, 3/20/28		144	153,940
5.20%, 9/20/47		175	203,978
Fox Corp.
4.709%, 1/25/29 (a)		16,945	19,337,103
5.476%, 1/25/39 (a)		109	133,368
Interpublic Group of Cos., Inc. (The)
5.40%, 10/01/48		70	85,824

	Principal Amount (000)		U.S. $ Value
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	U.S.$	201	$212,522
Prosus NV
6.00%, 7/18/20 (a)		5,287	5,386,316
Thomson Reuters Corp.
4.30%, 11/23/23		275	295,477
Time Warner Cable LLC
4.50%, 9/15/42		100	102,378
6.55%, 5/01/37		105	129,939
TWDC Enterprises 18 Corp.
2.30%, 2/12/21		625	628,711
Series G
4.125%, 6/01/44		110	130,438
ViacomCBS, Inc.
3.375%, 2/15/28		6,678	6,845,795
3.50%, 1/15/25		55	57,572
3.70%, 6/01/28		607	636,241
4.00%, 1/15/26		1,847	1,981,092
4.20%, 6/01/29		4,557	4,964,138
4.60%, 1/15/45		121	133,658
5.50%, 5/15/33		85	101,865
Walt Disney Co. (The)
2.75%, 9/01/49		185	174,638

			82,682,628

Communications - Telecommunications - 1.7%
AT&T, Inc.
2.95%, 7/15/26		120	122,512
3.40%, 5/15/25		4,961	5,202,532
3.55%, 6/01/24		6,274	6,597,035
3.60%, 7/15/25		150	158,734
4.125%, 2/17/26		5,849	6,341,722
4.25%, 3/01/27		22,945	25,184,125
4.55%, 3/09/49		10,100	11,216,232
4.75%, 5/15/46		112	126,649
4.80%, 6/15/44		70	79,866
4.85%, 3/01/39-7/15/45		379	436,666
5.15%, 2/15/50		290	350,745
5.45%, 3/01/47		288	356,704
5.50%, 3/15/27 (a)	GBP	11,100	18,082,924
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	8,469	13,024,506
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,008,443
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	17,675	18,743,952
Verizon Communications, Inc.
3.376%, 2/15/25		23	24,348
4.016%, 12/03/29		428	478,659
4.272%, 1/15/36		139	157,364
4.329%, 9/21/28		277	314,499
4.522%, 9/15/48		9,025	10,808,101
4.862%, 8/21/46		250	310,436
Vodafone Group PLC
3.75%, 1/16/24		480	506,946
4.25%, 9/17/50		126	132,726

			122,766,426

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
3.65%, 2/22/24 (a)	U.S.$	223	$233,161
Ford Motor Co.
7.45%, 7/16/31		540	641,776
Ford Motor Credit Co. LLC
4.063%, 11/01/24		310	316,553
General Motors Co.
5.95%, 4/01/49		80	88,983
General Motors Financial Co., Inc.
3.50%, 11/07/24		570	586,999
5.10%, 1/17/24		9,765	10,600,229
5.25%, 3/01/26		290	321,716
Volkswagen Bank GmbH
1.25%, 6/10/24 (a)	EUR	15,200	17,513,756
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)		8,245	10,023,899
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)	U.S.$	234	246,756

			40,573,828

Consumer Cyclical - Entertainment - 0.1%
Carnival PLC
1.00%, 10/28/29	EUR	9,042	10,038,993

Consumer Cyclical - Other - 0.2%
James Hardie International Finance DAC
3.625%, 10/01/26 (a)		4,800	5,725,447
Las Vegas Sands Corp.
3.20%, 8/08/24	U.S.$	531	547,606
3.50%, 8/18/26		6,755	6,987,920
Marriott International, Inc./MD
2.30%, 1/15/22		625	627,823
Series AA
4.65%, 12/01/28		218	246,687
Series X
4.00%, 4/15/28		228	246,380
Owens Corning
7.00%, 12/01/36		50	62,168

			14,444,031

Consumer Cyclical - Restaurants - 0.1%
Starbucks Corp.
4.50%, 11/15/48		6,573	7,603,178

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
3.70%, 4/15/46		115	117,341
4.55%, 4/05/49		6,351	7,479,097
Nordstrom, Inc.
5.00%, 1/15/44		260	254,791
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		430	447,342

			8,298,571

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 3.4%
AbbVie, Inc.
2.30%, 11/21/22 (a)	U.S.$	1,250	$1,256,046
3.20%, 5/14/26		235	243,327
3.60%, 5/14/25		538	568,299
4.45%, 5/14/46		115	124,047
4.70%, 5/14/45		100	111,586
4.875%, 11/14/48		183	211,113
Allergan Funding SCS
2.625%, 11/15/28	EUR	2,286	2,953,370
Altria Group, Inc.
1.70%, 6/15/25		20,030	23,347,357
3.875%, 9/16/46	U.S.$	189	176,814
4.40%, 2/14/26		549	596,125
4.80%, 2/14/29		281	312,837
AmerisourceBergen Corp.
4.30%, 12/15/47		146	151,252
Amgen, Inc.
2.65%, 5/11/22		620	629,208
4.40%, 5/01/45		225	252,318
4.663%, 6/15/51		9,508	11,193,313
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/01/46		620	737,593
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38		220	247,517
4.60%, 4/15/48		158	180,180
5.45%, 1/23/39		109	137,048
5.55%, 1/23/49		8,435	10,959,526
BAT Capital Corp.
3.215%, 9/06/26		20,520	20,665,109
3.222%, 8/15/24		285	291,519
4.54%, 8/15/47		70	70,283
Baxter International, Inc.
0.40%, 5/15/24	EUR	14,098	16,037,345
1.30%, 5/30/25		6,918	8,183,988
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	U.S.$	615	626,332
Biogen, Inc.
5.20%, 9/15/45		76	91,712
Bristol-Myers Squibb Co.
4.125%, 6/15/39 (a)		175	201,753
4.25%, 10/26/49 (a)		115	136,647
Bunge Ltd. Finance Corp.
3.25%, 8/15/26		248	247,787
Cardinal Health, Inc.
3.079%, 6/15/24		275	283,153
Cigna Corp.
3.40%, 3/01/27 (a)		130	135,004
4.125%, 11/15/25		206	223,665
4.375%, 10/15/28		165	183,100
4.80%, 7/15/46 (a)		193	223,395
4.90%, 12/15/48		133	159,014

	Principal Amount (000)		U.S. $ Value
CommonSpirit Health
2.76%, 10/01/24	U.S.$	620	$626,195
CVS Health Corp.
4.10%, 3/25/25		13,945	14,997,008
4.30%, 3/25/28		227	248,354
4.78%, 3/25/38		490	557,510
DH Europe Finance II SARL
0.45%, 3/18/28	EUR	8,347	9,251,382
Gilead Sciences, Inc.
4.15%, 3/01/47	U.S.$	110	122,395
4.50%, 2/01/45		220	255,399
4.60%, 9/01/35		210	250,361
4.80%, 4/01/44		128	154,619
Imperial Brands Finance PLC
3.50%, 7/26/26 (a)		240	241,734
Keurig Dr Pepper, Inc.
2.55%, 9/15/26		251	249,666
4.417%, 5/25/25		270	295,142
Kraft Heinz Foods Co.
3.00%, 6/01/26		240	239,656
3.75%, 4/01/30 (a)		17,237	17,767,639
3.95%, 7/15/25		3,062	3,229,974
4.00%, 6/15/23		435	458,014
4.375%, 6/01/46		155	152,754
6.875%, 1/26/39		200	249,250
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	105,365
Leggett & Platt, Inc.
4.40%, 3/15/29		279	305,269
Medtronic Global Holdings SCA
0.25%, 7/02/25	EUR	4,418	4,968,433
1.125%, 3/07/27		6,517	7,678,143
Series 0000
0.375%, 3/07/23		7,685	8,718,288
Medtronic, Inc.
4.375%, 3/15/35	U.S.$	108	127,724
Merck & Co., Inc.
4.00%, 3/07/49		170	198,991
Mylan NV
3.95%, 6/15/26		21,044	21,881,433
Mylan, Inc.
3.125%, 1/15/23 (a)		100	101,509
4.20%, 11/29/23		105	111,083
Panasonic Corp.
2.536%, 7/19/22 (a)		620	625,559
Pfizer, Inc.
4.10%, 9/15/38		165	188,813
7.20%, 3/15/39		80	125,595
Philip Morris International, Inc.
4.25%, 11/10/44		320	354,847
Reynolds American, Inc.
4.45%, 6/12/25		8,780	9,455,124
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)		113	113,640
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23		16,982	18,257,080

	Principal Amount (000)		U.S. $ Value
Tyson Foods, Inc.
4.00%, 3/01/26	U.S.$	4,858	$5,259,881
5.10%, 9/28/48		263	330,700
Unilever PLC
1.50%, 7/22/26 (a)	GBP	7,593	10,148,506

			240,551,717

Energy - 1.9%
Apache Corp.
4.25%, 1/15/30	U.S.$	315	325,910
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		11,335	11,652,531
BG Energy Capital PLC
5.125%, 12/01/25 (a)	GBP	6,142	9,854,298
Boardwalk Pipelines LP
4.80%, 5/03/29	U.S.$	177	188,540
4.95%, 12/15/24		100	108,397
5.95%, 6/01/26		200	224,041
Canadian Natural Resources Ltd.
3.80%, 4/15/24		110	116,262
Cenovus Energy, Inc.
3.00%, 8/15/22		115	116,536
ConocoPhillips
6.50%, 2/01/39		125	181,994
Continental Resources, Inc./OK
3.80%, 6/01/24		110	113,804
4.50%, 4/15/23		388	406,573
Crescent Point Energy Corp.
5.13%, 4/14/21 (b)(c)		15,250	15,601,143
Enable Midstream Partners LP
4.40%, 3/15/27		79	78,706
4.95%, 5/15/28		630	638,504
Enbridge Energy Partners LP
5.875%, 10/15/25		160	186,902
Energy Transfer Operating LP
4.25%, 3/15/23		6,449	6,728,708
4.50%, 4/15/24		1,744	1,856,304
5.50%, 6/01/27		8,710	9,803,562
6.05%, 6/01/41		85	95,900
6.25%, 4/15/49		163	197,606
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	163,874
Eni SpA
4.25%, 5/09/29 (a)		9,257	10,160,994
Series X-R
4.00%, 9/12/23 (a)		200	211,074
Enterprise Products Operating LLC
4.20%, 1/31/50		180	194,311
4.80%, 2/01/49		223	262,796
5.10%, 2/15/45		125	149,839
EQM Midstream Partners LP
4.75%, 7/15/23		650	651,983
Series 10Y
5.50%, 7/15/28		415	407,673
EQT Corp.
3.00%, 10/01/22		130	127,597

	Principal Amount (000)		U.S. $ Value
Exxon Mobil Corp.
4.114%, 3/01/46	U.S.$	135	$158,110
Hess Corp.
4.30%, 4/01/27		6,800	7,239,668
7.125%, 3/15/33		60	76,017
Husky Energy, Inc.
4.00%, 4/15/24		115	121,441
4.40%, 4/15/29		647	697,469
Kinder Morgan Energy Partners LP
4.30%, 5/01/24		380	406,228
7.30%, 8/15/33		90	119,122
Marathon Oil Corp.
6.80%, 3/15/32		277	350,412
Marathon Petroleum Corp.
4.75%, 12/15/23		260	282,274
5.125%, 12/15/26		200	226,786
5.85%, 12/15/45		67	76,434
6.50%, 3/01/41		484	628,636
MPLX LP
4.875%, 12/01/24		100	108,728
National Oilwell Varco, Inc.
3.60%, 12/01/29		375	376,622
Newfield Exploration Co.
5.375%, 1/01/26		270	292,862
5.625%, 7/01/24		365	402,584
Noble Energy, Inc.
3.90%, 11/15/24		247	261,450
Occidental Petroleum Corp.
2.90%, 8/15/24		245	248,878
3.20%, 8/15/26		1,409	1,425,333
4.50%, 7/15/44		48	48,480
6.20%, 3/15/40		115	137,382
6.95%, 7/01/24		90	105,874
Oleoducto Central SA
4.00%, 5/07/21 (a)		3,210	3,268,181
ONEOK Partners LP
4.90%, 3/15/25		145	159,549
ONEOK, Inc.
4.55%, 7/15/28		12,210	13,422,084
5.20%, 7/15/48		245	279,365
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		11,321	11,680,164
3.85%, 10/15/23		398	411,728
4.65%, 10/15/25		150	160,714
Shell International Finance BV
4.375%, 5/11/45		210	251,306
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,049,257
Suncor Energy, Inc.
6.50%, 6/15/38		451	627,061
6.85%, 6/01/39		290	419,013
Sunoco Logistics Partners Operations LP
4.25%, 4/01/24		9,200	9,658,161
5.40%, 10/01/47		100	108,584
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	6,319,950

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
6.20%, 10/15/37	U.S.$	95	$123,987
Transcanada Trust
5.50%, 9/15/79		595	626,668
Valero Energy Corp.
6.625%, 6/15/37		100	132,771
7.50%, 4/15/32		455	631,938
Western Midstream Operating LP
4.50%, 3/01/28		110	107,257
4.75%, 8/15/28		66	65,723
5.30%, 3/01/48		53	46,011
Williams Cos., Inc. (The)
3.90%, 1/15/25		283	297,525
4.50%, 11/15/23		265	283,075

			138,727,224

Services - 0.1%
Amazon.com, Inc.
3.875%, 8/22/37		120	136,226
eBay, Inc.
3.60%, 6/05/27		2,015	2,108,553
Global Payments, Inc.
3.20%, 8/15/29		306	312,015
4.00%, 6/01/23		181	190,595
IHS Markit Ltd.
3.625%, 5/01/24		4,749	4,946,170
4.00%, 3/01/26 (a)		98	103,415
4.125%, 8/01/23		255	270,692
4.75%, 2/15/25 (a)		109	119,239
Moody’s Corp.
5.25%, 7/15/44		101	127,490

			8,314,395

Technology - 1.7%
Alphabet, Inc.
3.625%, 5/19/21		610	625,786
Analog Devices, Inc.
5.30%, 12/15/45		124	149,404
Apple, Inc.
3.20%, 5/13/25		415	438,661
3.45%, 2/09/45		450	476,364
4.375%, 5/13/45		145	175,475
4.65%, 2/23/46		125	156,911
Autodesk, Inc.
4.375%, 6/15/25		385	419,124
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		2,525	2,615,080
3.875%, 1/15/27		6,978	7,249,390
Broadcom, Inc.
3.625%, 10/15/24 (a)		10,120	10,511,571
4.25%, 4/15/26 (a)		7,704	8,201,420
Cisco Systems, Inc.
5.50%, 1/15/40		90	122,699
5.90%, 2/15/39		75	105,255

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)	U.S.$	279	$307,138
5.45%, 6/15/23 (a)		195	211,540
6.02%, 6/15/26 (a)		1,996	2,304,472
8.10%, 7/15/36 (a)		425	558,270
Fidelity National Information Services, Inc.
0.625%, 12/03/25	EUR	903	1,019,706
1.50%, 5/21/27		15,180	18,004,584
Fiserv, Inc.
1.125%, 7/01/27		4,662	5,383,204
2.75%, 7/01/24	U.S.$	615	626,736
3.80%, 10/01/23		465	491,209
4.40%, 7/01/49		117	133,072
Fortive Corp.
2.35%, 6/15/21		625	626,688
Hewlett Packard Enterprise Co.
2.25%, 4/01/23		315	315,167
6.35%, 10/15/45		215	259,876
HP, Inc.
6.00%, 9/15/41		240	266,045
Intel Corp.
2.70%, 12/15/22		615	630,323
4.80%, 10/01/41		400	501,488
International Business Machines Corp.
0.375%, 1/31/23	EUR	12,022	13,630,793
0.875%, 1/31/25		8,805	10,216,425
4.00%, 6/20/42	U.S.$	229	252,024
4.15%, 5/15/39		116	130,689
4.25%, 5/15/49		173	197,903
Juniper Networks, Inc.
4.50%, 3/15/24		150	162,299
KLA Corp.
4.65%, 11/01/24		570	628,466
Lam Research Corp.
2.80%, 6/15/21		485	490,808
3.75%, 3/15/26		130	139,718
4.875%, 3/15/49		277	348,235
Micron Technology, Inc.
4.64%, 2/06/24		130	140,918
4.975%, 2/06/26		193	214,397
Microsoft Corp.
3.45%, 8/08/36		540	592,085
3.70%, 8/08/46		275	310,334
4.45%, 11/03/45		200	250,681
Series 30Y
4.25%, 2/06/47		130	159,625
NXP BV/NXP Funding LLC
4.125%, 6/01/21 (a)		610	625,350
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)		7,413	7,822,845
Oracle Corp.
3.90%, 5/15/35		190	211,885
4.00%, 7/15/46-11/15/47		10,429	11,639,462
5.375%, 7/15/40		150	195,340
QUALCOMM, Inc.
4.30%, 5/20/47		115	131,768
4.80%, 5/20/45		107	131,001

	Principal Amount (000)		U.S. $ Value
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25	U.S.$	2,435	$2,593,721
4.875%, 3/01/24		3,953	4,204,998

			118,308,428

Transportation - Airlines - 0.0%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		3,360	3,536,139

Transportation - Railroads - 0.0%
Pacific National Finance Pty Ltd.
4.625%, 9/23/20 (a)		1,501	1,523,802

Transportation - Services - 0.4%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		11,915	12,183,088
4.00%, 7/30/27 (a)		12,012	12,165,904
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)		85	89,564
Aviation Capital Group LLC
3.875%, 5/01/23 (a)		1,140	1,178,470
FedEx Corp.
3.10%, 8/05/29		150	150,038
4.95%, 10/17/48		110	120,505
Penske Truck Leasing Co Lp/PTL Finance Corp.
4.25%, 1/17/23 (a)		615	647,980
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.90%, 2/01/24 (a)		270	284,088

			26,819,637

			922,153,881

Financial Institutions - 9.6%
Banking - 6.8%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		220	239,551
AIB Group PLC
4.263%, 4/10/25 (a)		12,984	13,752,299
4.75%, 10/12/23 (a)		215	232,508
Ally Financial, Inc.
3.875%, 5/21/24		219	229,798
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26 (a)		434	462,911
4.50%, 3/19/24 (a)		554	590,186
Banco BBVA Peru SA
5.00%, 8/26/22 (a)		4,224	4,485,778
Banco Santander SA
3.306%, 6/27/29		200	206,319
5.179%, 11/19/25		9,400	10,561,988
Bank of America Corp.
3.824%, 1/20/28		450	483,907
4.00%, 1/22/25		448	478,025
4.20%, 8/26/24		300	322,302

	Principal Amount (000)		U.S. $ Value
Series B
8.05%, 6/15/27	U.S.$	1,037	$1,348,832
Series Z
6.50%, 10/23/24 (d)		7,010	7,957,183
Bank of Ireland Group PLC
4.50%, 11/25/23 (a)		19,195	20,456,501
Bank One Michigan
8.25%, 11/01/24		210	263,329
Barclays PLC
2.375%, 10/06/23 (a)	GBP	1,725	2,327,092
4.61%, 2/15/23	U.S.$	277	289,218
BNP Paribas SA
4.375%, 9/28/25-5/12/26 (a)		34,867	37,532,943
BPCE SA
5.15%, 7/21/24 (a)		260	285,641
5.70%, 10/22/23 (a)		9,171	10,155,101
CaixaBank SA
2.375%, 2/01/24 (a)	EUR	5,200	6,259,756
Capital One Bank USA NA
3.375%, 2/15/23	U.S.$	615	635,705
Capital One Financial Corp.
0.80%, 6/12/24	EUR	2,083	2,374,246
1.65%, 6/12/29		17,375	20,231,445
3.50%, 6/15/23	U.S.$	360	375,372
3.75%, 7/28/26		236	248,501
Citigroup, Inc.
1.75%, 10/23/26	GBP	8,268	10,910,079
3.52%, 10/27/28	U.S.$	175	184,466
3.875%, 3/26/25		373	393,283
4.40%, 6/10/25		598	650,303
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)		754	817,834
Cooperatieve Rabobank UA
3.25%, 12/29/26 (a)(d)	EUR	11,600	13,022,304
3.75%, 7/21/26	U.S.$	267	278,753
3.95%, 11/09/22		3,962	4,140,138
4.375%, 8/04/25		8,815	9,577,705
Credit Agricole SA/London
2.375%, 7/01/21 (a)		4,033	4,054,980
3.25%, 10/04/24 (a)		1,713	1,773,144
3.375%, 1/10/22 (a)		1,401	1,433,896
4.125%, 1/10/27 (a)		4,715	5,099,069
Credit Suisse Group AG
2.125%, 9/12/25 (a)	GBP	9,917	13,340,980
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 8/08/25 (a)		4,626	6,440,077
4.55%, 4/17/26	U.S.$	15,415	17,122,163
Danske Bank A/S
3.244%, 12/20/25 (a)		8,550	8,652,102
3.875%, 9/12/23 (a)		325	337,256
5.375%, 1/12/24 (a)		8,672	9,507,130
Deutsche Bank AG/New York NY
3.375%, 5/12/21		165	166,437

	Principal Amount (000)		U.S. $ Value
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	$15,476
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		140	148,614
3.85%, 7/08/24		590	624,429
4.25%, 1/29/26 (a)	GBP	4,783	7,163,306
4.411%, 4/23/39	U.S.$	385	436,737
HSBC Holdings PLC
4.25%, 3/14/24		8,129	8,634,547
6.00%, 9/29/23 (a)(d)	EUR	2,915	3,773,318
Series E
4.75%, 7/04/29 (a)(d)		8,048	10,169,629
ING Groep NV
3.00%, 2/18/26 (a)	GBP	13,000	18,389,539
6.50%, 4/16/25 (d)	U.S.$	226	243,258
6.875%, 4/16/22 (a)(d)		217	231,973
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		16,385	16,547,467
3.375%, 1/12/23 (a)		14,410	14,607,197
5.017%, 6/26/24 (a)		6,713	7,030,365
Series XR
3.25%, 9/23/24 (a)		375	376,379
JPMorgan Chase & Co.
3.22%, 3/01/25		270	279,864
3.509%, 1/23/29		115	122,064
3.882%, 7/24/38		115	127,273
3.96%, 1/29/27		383	415,509
3.964%, 11/15/48		117	132,387
4.452%, 12/05/29		535	609,261
Series FF
5.00%, 8/01/24 (d)		12,050	12,598,434
Series V
5.229% (LIBOR 3 Month + 3.32%), 4/01/20 (d)(e)		608	613,070
Series Z
5.30%, 5/01/20 (d)		37	37,346
Lloyds Banking Group PLC
4.45%, 5/08/25		5,546	6,053,453
4.50%, 11/04/24		12,869	13,779,530
4.582%, 12/10/25		6,060	6,576,071
Mastercard, Inc.
3.65%, 6/01/49		269	298,987
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		687	733,893
Morgan Stanley
3.125%, 7/27/26		115	118,862
5.00%, 11/24/25		160	180,257
Series G
1.75%, 3/11/24	EUR	13,530	16,122,183
2.50%, 4/21/21	U.S.$	200	201,351
4.35%, 9/08/26		700	765,497
4.431%, 1/23/30		275	310,953
Nationwide Building Society
4.00%, 9/14/26 (a)		7,555	7,869,960

	Principal Amount (000)		U.S. $ Value
Nordea Bank Abp
3.75%, 8/30/23 (a)	U.S.$	7,401	$7,724,469
Royal Bank of Scotland Group PLC
5.125%, 5/28/24		215	233,516
Santander Holdings USA, Inc.
3.40%, 1/18/23		88	90,248
3.50%, 6/07/24		155	159,534
4.40%, 7/13/27		275	297,287
Santander UK Group Holdings PLC
4.75%, 9/15/25 (a)		5,781	6,232,961
4.796%, 11/15/24		8,882	9,587,844
Santander UK PLC
5.00%, 11/07/23 (a)		265	285,649
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (a)(d)		800	821,115
Societe Generale SA
4.25%, 4/14/25-8/19/26 (a)		509	536,017
4.75%, 11/24/25 (a)		345	373,393
Standard Chartered PLC
3.785%, 5/21/25 (a)		14,297	14,888,760
3.95%, 1/11/23 (a)		1,179	1,215,866
5.20%, 1/26/24 (a)		3,435	3,714,077
Sumitomo Mitsui Financial Group, Inc.
4.436%, 4/02/24 (a)		590	628,363
Truist Financial Corp.
Series K
5.754% (LIBOR 3 Month + 3.86%), 3/15/20 (d)(e)		2,167	2,176,851
UBS AG
5.125%, 5/15/24 (a)		580	625,936
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,129,023
UBS Group AG
4.125%, 9/24/25 (a)		210	227,328
6.875%, 3/22/21 (a)(d)		7,442	7,749,500
7.125%, 8/10/21 (a)(d)		433	458,978
UniCredit SpA
3.75%, 4/12/22 (a)		12,280	12,567,423
Wachovia Corp.
5.50%, 8/01/35		305	388,599
Wells Fargo & Co.
2.625%, 8/16/22 (a)	EUR	383	458,738
3.00%, 10/23/26	U.S.$	604	619,704
Series G
4.30%, 7/22/27		165	180,697
Westpac Banking Corp.
4.421%, 7/24/39		240	263,718

			483,662,569

Brokerage - 0.0%
Daiwa Securities Group, Inc.
3.129%, 4/19/22 (a)		615	625,952

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Air Lease Corp.
3.25%, 3/01/25	U.S.$	285	$293,745
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		546	568,598
4.418%, 11/15/35		420	449,583
Harborwalk Funding Trust
5.077%, 2/15/69 (a)		112	132,294
LeasePlan Corp. NV
2.875%, 10/24/24 (a)		630	629,506
Synchrony Financial
3.95%, 12/01/27		1,839	1,937,176
4.25%, 8/15/24		74	79,045
4.375%, 3/19/24		45	48,002
4.50%, 7/23/25		3,797	4,103,892

			8,241,841

Insurance - 2.2%
ACE Capital Trust II
9.70%, 4/01/30		150	226,057
Aegon NV
5.50%, 4/11/48		275	297,421
Allstate Corp. (The)
6.50%, 5/15/57		160	198,749
Anthem, Inc.
3.30%, 1/15/23		15	15,515
Aon Corp.
8.205%, 1/01/27		155	198,285
ASR Nederland NV
5.125%, 9/29/45 (a)	EUR	15,640	21,047,206
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)		7,099	9,793,432
Athene Holding Ltd.
4.125%, 1/12/28	U.S.$	605	623,642
Aviva PLC
Series E
6.125%, 7/05/43 (a)	EUR	7,208	9,509,817
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.00%, 1/23/27		6,700	9,571,660
Centene Corp.
4.25%, 12/15/27 (a)	U.S.$	2,272	2,339,755
4.625%, 12/15/29 (a)		2,967	3,124,510
Chubb INA Holdings, Inc.
0.30%, 12/15/24	EUR	8,419	9,437,804
0.875%, 6/15/27		4,718	5,393,380
CNP Assurances
4.25%, 6/05/45 (a)		15,800	20,663,471
4.50%, 6/10/47 (a)		2,100	2,851,030
Credit Agricole Assurances SA
4.75%, 9/27/48 (a)		15,700	21,665,931

	Principal Amount (000)		U.S. $ Value
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	149	$183,771
Lincoln National Corp.
7.00%, 6/15/40		90	128,802
Massachusetts Mutual Life Insurance Co.
3.729%, 10/15/70 (a)		3	2,902
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		207	276,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (a)	EUR	16,300	21,330,848
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	7,530,420
New York Life Insurance Co.
4.45%, 5/15/69 (a)		160	184,029
Northwestern Mutual Life Insurance Co. (The)
3.625%, 9/30/59 (a)		220	220,615
Prudential Financial, Inc.
5.20%, 3/15/44		240	255,717
5.625%, 6/15/43		282	303,958
5.875%, 9/15/42		230	248,061
UnitedHealth Group, Inc.
3.50%, 8/15/39		240	252,615
Voya Financial, Inc.
4.70%, 1/23/48		225	225,359
5.65%, 5/15/53		10,120	10,768,187

			158,869,294

REITS - 0.5%
Alexandria Real Estate Equities, Inc.
3.375%, 8/15/31		300	312,820
3.45%, 4/30/25		112	118,047
American Homes 4 Rent LP
4.25%, 2/15/28		280	297,722
American Tower Corp.
3.125%, 1/15/27		296	302,599
3.80%, 8/15/29		353	377,383
Boston Properties LP
2.75%, 10/01/26		120	121,669
Brixmor Operating Partnership LP
3.85%, 2/01/25		224	235,484
EPR Properties
4.75%, 12/15/26		182	198,781
4.95%, 4/15/28		220	240,792
Equinix, Inc.
2.875%, 2/01/26	EUR	3,031	3,528,204
2.875%, 3/15/24 (f)		3,754	4,352,506
2.90%, 11/18/26	U.S.$	310	311,056
5.875%, 1/15/26		590	627,468
GLP Capital LP/GLP Financing II, Inc.
3.35%, 9/01/24		188	192,236
Host Hotels & Resorts LP
3.875%, 4/01/24		218	230,035

	Principal Amount (000)		U.S. $ Value
Kilroy Realty LP
3.45%, 12/15/24	U.S.$	50	$52,053
Kimco Realty Corp.
2.80%, 10/01/26		122	122,598
3.70%, 10/01/49		125	121,900
LifeStorage LP/CA
3.50%, 7/01/26		295	303,362
Mid-America Apartments LP
3.75%, 6/15/24		100	105,441
National Retail Properties, Inc.
3.90%, 6/15/24		216	228,960
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	228,289
4.50%, 1/15/25		97	103,427
5.25%, 1/15/26		291	324,374
Realty Income Corp.
3.25%, 6/15/29		168	178,811
Regency Centers LP
3.60%, 2/01/27		230	242,010
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		312	331,867
Service Properties Trust
4.35%, 10/01/24		185	190,462
4.65%, 3/15/24		225	233,792
4.75%, 10/01/26		185	190,744
SITE Centers Corp.
3.625%, 2/01/25		170	175,620
4.70%, 6/01/27		280	304,738
Spirit Realty LP
3.20%, 1/15/27		125	125,287
4.00%, 7/15/29		76	79,941
4.45%, 9/15/26		2,017	2,169,319
STORE Capital Corp.
4.625%, 3/15/29		103	114,077
Ventas Realty LP
4.125%, 1/15/26		220	236,327
VEREIT Operating Partnership LP
4.60%, 2/06/24		3,710	4,013,300
Vornado Realty LP
3.50%, 1/15/25		560	584,368
Welltower, Inc.
4.00%, 6/01/25		379	408,800
4.95%, 9/01/48		220	262,886
Weyerhaeuser Co.
7.375%, 3/15/32		455	628,917
WP Carey, Inc.
3.85%, 7/15/29		353	372,930
4.60%, 4/01/24		58	62,414
WPC Eurobond BV
2.125%, 4/15/27	EUR	8,082	9,588,882

			33,532,698

			684,932,354

Utility - 0.6%
Electric - 0.5%
Adani Transmission Ltd.
4.00%, 8/03/26 (a)	U.S.$	7,886	8,093,008

	Principal Amount (000)		U.S. $ Value
Berkshire Hathaway Energy Co.
3.80%, 7/15/48	U.S.$	120	$129,704
4.50%, 2/01/45		50	58,913
Duke Energy Florida LLC
6.40%, 6/15/38		150	216,257
Duke Energy Indiana LLC
Series YYY
3.25%, 10/01/49		160	160,952
Duke Energy Progress LLC
4.20%, 8/15/45		122	138,909
Enel Finance International NV
2.65%, 9/10/24 (a)		24,745	24,804,722
3.625%, 5/25/27 (a)		225	233,369
Entergy Texas, Inc.
3.55%, 9/30/49		220	224,932
Exelon Corp.
5.625%, 6/15/35		55	68,002
Exelon Generation Co. LLC
5.60%, 6/15/42		195	219,040
6.25%, 10/01/39		515	618,745
Jersey Central Power & Light Co.
4.30%, 1/15/26 (a)		221	239,319
MidAmerican Energy Co.
3.15%, 4/15/50		125	123,485
4.25%, 7/15/49		324	388,792
National Rural Utilities Cooperative Finance Corp.
4.30%, 3/15/49		179	212,752
NRG Energy, Inc.
3.75%, 6/15/24 (a)		94	97,202
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	249,218
Public Service Co. of New Hampshire
3.60%, 7/01/49		238	253,777
Sempra Energy
4.00%, 2/01/48		127	132,989
Southern Co. (The)
3.25%, 7/01/26		115	119,395
Southern Power Co.
Series F
4.95%, 12/15/46		345	383,489

			37,166,971

Natural Gas - 0.1%
Brooklyn Union Gas Co. (The)
4.487%, 3/04/49 (a)		112	129,897
CenterPoint Energy Resources Corp.
4.10%, 9/01/47		107	112,327
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,741,719

			6,983,943

			44,150,914

Total Corporates - Investment Grade (cost $1,588,851,532)			1,651,237,149

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 8.6%
Japan - 4.2%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	6,624,020	$62,304,943
Series 22
0.10%, 3/10/27		9,453,870	89,313,611
Series 23
0.10%, 3/10/28		15,805,144	149,680,128

			301,298,682

United States - 4.4%
U.S. Treasury Inflation Index
0.125%, 7/15/24 (TIPS) (g)(h)(i)	U.S.$	281,129	282,854,132
0.125%, 7/15/26 (TIPS)		16,458	16,514,261
2.375%, 1/15/25 (TIPS)		13,318	14,847,005

			314,215,398

Total Inflation-Linked Securities (cost $609,372,590)			615,514,080

MORTGAGE PASS-THROUGHS - 7.9%
Agency Fixed Rate 30-Year - 7.7%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 9/01/49-11/01/49		80,077	83,796,785
Federal Home Loan Mortgage Corp. Gold
Series 2018
4.00%, 12/01/48		27,461	29,104,002
Series 2019
4.50%, 2/01/49		22,501	24,145,749
Federal National Mortgage Association
Series 2005
5.50%, 2/01/35		14	15,494
Series 2007
5.50%, 9/01/36-8/01/37		19	21,165
Series 2008
5.50%, 3/01/37-5/01/38		1,859	2,089,271
Series 2012
3.50%, 2/01/42-1/01/43		43,058	45,418,629
Series 2013
3.50%, 4/01/43		20,731	21,879,754
Series 2017
3.50%, 6/01/47-1/01/48		9,189	9,536,736
Series 2018
3.50%, 1/01/48-5/01/48		90,991	94,835,452
4.00%, 8/01/48-9/01/48		75,154	79,602,339
4.50%, 9/01/48-12/01/48		60,402	64,660,761
Series 2019
3.50%, 10/01/49-11/01/49		50,678	52,773,609
Series 2020
3.50%, 1/01/50, TBA		45,316	46,622,374

			554,502,120

	Principal Amount (000)		U.S. $ Value
Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	12,660	$11,110,509

Total Mortgage Pass-Throughs (cost $552,494,281)			565,612,629

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.0%
Risk Share Floating Rate - 4.9%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.142% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(e)	U.S.$	5,745	5,753,713
Series 2019-1A, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 3/25/29 (a)(e)		12,871	12,840,795
Series 2019-2A, Class M1C
3.792% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(e)		8,716	8,702,524
Series 2019-3A, Class M1B
3.392% (LIBOR 1 Month + 1.60%), 7/25/29 (a)(e)		8,919	8,938,791
Series 2019-3A, Class M1C
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(e)		10,500	10,530,355
Series 2019-4A, Class M1C
4.292% (LIBOR 1 Month + 2.50%), 10/25/29 (a)(e)		5,676	5,680,949
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
4.092% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(e)		6,616	6,660,988
Series 2019-R03, Class 1M2
3.942% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(e)		4,304	4,327,166
Series 2019-R05, Class 1M2
3.792% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(e)		6,370	6,400,346
Series 2019-R06, Class 2M2
3.892% (LIBOR 1 Month + 2.10%), 9/25/39 (a)(e)		7,680	7,744,548
Series 2019-R07, Class 1M2
3.892% (LIBOR 1 Month + 2.10%), 10/25/39 (a)(e)		8,800	8,864,799
Eagle RE Ltd.
Series 2018-1, Class M1
3.492% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(e)		9,582	9,595,180
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.842% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(e)		1,837	1,844,766
Series 2019-DNA4, Class M2
3.658% (LIBOR 1 Month + 1.95%), 10/25/49 (a)(e)		7,000	6,999,985

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.942% (LIBOR 1 Month + 7.15%), 7/25/23 (e)	U.S.$	4,467	$5,056,147
Series 2013-DN2, Class M2
6.042% (LIBOR 1 Month + 4.25%), 11/25/23 (e)		4,650	5,011,132
Series 2014-DN1, Class M2
3.992% (LIBOR 1 Month + 2.20%), 2/25/24 (e)		2,930	2,961,228
Series 2014-DN1, Class M3
6.292% (LIBOR 1 Month + 4.50%), 2/25/24 (e)		4,290	4,699,485
Series 2014-DN3, Class M3
5.792% (LIBOR 1 Month + 4.00%), 8/25/24 (e)		9,214	9,817,495
Series 2014-HQ2, Class M3
5.542% (LIBOR 1 Month + 3.75%), 9/25/24 (e)		1,595	1,722,656
Series 2014-HQ3, Class M3
6.542% (LIBOR 1 Month + 4.75%), 10/25/24 (e)		4,359	4,614,442
Series 2015-DNA2, Class M2
4.392% (LIBOR 1 Month + 2.60%), 12/25/27 (e)		806	808,445
Series 2015-DNA3, Class M3
6.492% (LIBOR 1 Month + 4.70%), 4/25/28 (e)		2,209	2,447,111
Series 2015-HQA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		549	549,956
Series 2015-HQA1, Class M3
6.492% (LIBOR 1 Month + 4.70%), 3/25/28 (e)		2,080	2,213,631
Series 2015-HQA2, Class M2
4.592% (LIBOR 1 Month + 2.80%), 5/25/28 (e)		1,716	1,725,023
Series 2015-HQA2, Class M3
6.592% (LIBOR 1 Month + 4.80%), 5/25/28 (e)		9,364	10,092,519
Series 2016-DNA1, Class M2
4.692% (LIBOR 1 Month + 2.90%), 7/25/28 (e)		687	690,098
Series 2016-DNA2, Class M3
6.442% (LIBOR 1 Month + 4.65%), 10/25/28 (e)		2,712	2,920,972
Series 2016-DNA3, Class M2
3.792% (LIBOR 1 Month + 2.00%), 12/25/28 (e)		324	324,907
Series 2016-DNA4, Class M2
3.092% (LIBOR 1 Month + 1.30%), 3/25/29 (e)		910	911,730

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA1, Class M3
8.142% (LIBOR 1 Month + 6.35%), 9/25/28 (e)	U.S.$	4,984	$5,482,328
Series 2017-DNA2, Class M2
5.242% (LIBOR 1 Month + 3.45%), 10/25/29 (e)		7,204	7,675,261
Series 2017-HQA3, Class M2
4.142% (LIBOR 1 Month + 2.35%), 4/25/30 (e)		3,991	4,059,759
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.042% (LIBOR 1 Month + 5.25%), 10/25/23 (e)		1,276	1,408,420
Series 2014-C01, Class M2
6.192% (LIBOR 1 Month + 4.40%), 1/25/24 (e)		2,436	2,647,552
Series 2014-C04, Class 1M2
6.692% (LIBOR 1 Month + 4.90%), 11/25/24 (e)		8,318	9,135,357
Series 2014-C04, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		8,981	9,704,189
Series 2015-C01, Class 1M2
6.092% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		8,580	9,134,536
Series 2015-C02, Class 1M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		3,755	3,984,117
Series 2015-C02, Class 2M2
5.792% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		8,038	8,326,408
Series 2015-C03, Class 1M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		1,471	1,601,112
Series 2015-C03, Class 2M2
6.792% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		9,915	10,529,625
Series 2015-C04, Class 1M2
7.492% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		2,097	2,328,208
Series 2015-C04, Class 2M2
7.342% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		11,596	12,370,996
Series 2016-C01, Class 1M2
8.542% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		6,352	7,066,838
Series 2016-C01, Class 2M2
8.742% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		2,357	2,575,041
Series 2016-C02, Class 1M2
7.792% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		8,631	9,496,800

	Principal Amount (000)		U.S. $ Value
Series 2016-C03, Class 1M1
3.792% (LIBOR 1 Month + 2.00%), 10/25/28 (e)	U.S.$	212	$212,568
Series 2016-C04, Class 1M2
6.042% (LIBOR 1 Month + 4.25%), 1/25/29 (e)		5,061	5,380,990
Series 2016-C05, Class 2M2
6.242% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		11,922	12,592,057
Series 2016-C07, Class 2M2
6.142% (LIBOR 1 Month + 4.35%), 5/25/29 (e)		3,906	4,117,072
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
7.292% (LIBOR 1 Month + 5.50%), 10/25/25 (e)(j)		5,106	5,583,722
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.674% (LIBOR 1 Month + 1.90%), 11/26/29 (a)(e)		4,897	4,896,592
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.70% (LIBOR 1 Month + 2.00%), 3/27/24 (e)(j)		9,600	9,591,478
Series 2019-2R, Class A
4.45% (LIBOR 1 Month + 2.75%), 5/27/23 (e)(j)		11,105	11,174,332
Series 2019-3R, Class A
4.614% (LIBOR 1 Month + 2.70%), 10/27/22 (e)(j)		2,262	2,261,334
Radnor Re Ltd.
Series 2019-1, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(e)		7,240	7,231,656
Series 2019-2, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(e)		15,427	15,435,052

			347,455,282

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/25/36		1,896	1,535,027
Series 2006-26CB, Class A6
6.25%, 9/25/36		142	109,815
Series 2006-26CB, Class A8
6.25%, 9/25/36		531	410,227
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,133	1,015,777
Series 2007-15CB, Class A19
5.75%, 7/25/37		395	347,210
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		1,250	1,002,779
Series 2007-HY4, Class 1A1
3.794%, 9/25/47		462	441,176

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.54%, 3/25/37	U.S.$	294	$289,705
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		795	604,141
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,064	1,022,004
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.354%, 12/28/37		1,896	1,821,706

			8,599,567

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.042% (LIBOR 1 Month + 0.25%), 4/25/37 (e)		730	301,456

Total Collateralized Mortgage Obligations (cost $346,448,794)			356,356,305

QUASI-SOVEREIGNS - 4.8%
Quasi-Sovereign Bonds - 4.8%
China - 4.5%
China Development Bank
Series 1903
3.30%, 2/01/24	CNY	60,000	8,591,321
Series 1904
3.68%, 2/26/26		2,004,910	289,187,220
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	8,049	8,609,915
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		15,757	15,755,117

			322,143,573

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,110,072

Mexico - 0.1%
Petroleos Mexicanos
6.84%, 1/23/30 (a)		6,038	6,460,056

Saudi Arabia - 0.1%
Saudi Arabian Oil Co.
2.875%, 4/16/24 (a)		9,400	9,529,250
3.50%, 4/16/29 (a)		2,150	2,229,281

			11,758,531

Total Quasi-Sovereigns (cost $337,516,614)			344,472,232

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 1.9%
Basic - 0.3%
Sealed Air Corp.
4.00%, 12/01/27 (a)	U.S.$	7,477	$7,583,092
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	8,450	10,422,291
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27 (a)		1,671	1,938,612

			19,943,995

Capital Goods - 0.2%
Colfax Corp.
3.25%, 5/15/25 (a)		4,658	5,361,736
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	8,414	9,123,135
Trivium Packaging Finance BV
5.50%, 8/15/26 (a)		1,702	1,802,138

			16,287,009

Communications - Telecommunications - 0.1%
Major League Baseball
3.44%, 12/10/20 (b)(c)		5,350	5,350,000

Consumer Cyclical - Automotive - 0.1%
LKQ European Holdings BV
3.625%, 4/01/26 (a)	EUR	109	128,922
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)		1,819	2,134,413
Tenneco, Inc.
5.00%, 7/15/24 (a)		5,570	6,462,928

			8,726,263

Consumer Cyclical - Other - 0.1%
International Game Technology PLC
6.50%, 2/15/25 (a)	U.S.$	3,090	3,476,480
PulteGroup, Inc.
7.875%, 6/15/32		11	14,152
Wyndham Destinations, Inc.
4.25%, 3/01/22		3,300	3,385,372

			6,876,004

Consumer Non-Cyclical - 0.4%
Grifols SA
1.625%, 2/15/25 (a)	EUR	8,270	9,452,248
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	5,978,822
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	9,505	9,947,380

			25,378,450

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
Hess Midstream Operations LP
5.625%, 2/15/26 (a)	U.S.$	55	$57,466
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(k)(l)		1,894	0
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		3,061	3,135,174
UGI International LLC
3.25%, 11/01/25 (a)	EUR	3,879	4,594,216

			7,786,856

Other Industrial - 0.0%
ProGroup AG
3.00%, 3/31/26 (a)		649	735,774

Services - 0.1%
Intertrust Group BV
3.375%, 11/15/25 (a)		6,925	8,158,721

Technology - 0.2%
CommScope, Inc.
5.50%, 3/01/24 (a)	U.S.$	4,690	4,895,799
6.00%, 3/01/26 (a)		6,577	6,998,300

			11,894,099

Transportation - Services - 0.3%
Chicago Parking Meters LLC
4.93%, 12/30/25 (b)(c)		16,500	18,235,411
Europcar Mobility Group
4.00%, 4/30/26	EUR	1,877	2,037,396
Loxam SAS
4.25%, 4/15/24 (a)		1,564	1,813,949

			22,086,756

			133,223,927

Financial Institutions - 1.3%
Banking - 1.1%
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(d)		9,600	11,504,129
Series 9
6.50%, 3/05/25 (d)	U.S.$	4,200	4,453,742
Banco Santander SA
6.75%, 4/25/22 (a)(d)	EUR	3,300	4,083,479
CaixaBank SA
6.75%, 6/13/24 (a)(d)		2,800	3,528,414
Citigroup, Inc.
5.95%, 1/30/23 (d)	U.S.$	1,384	1,468,283
Series P
5.95%, 5/15/25 (d)		2,793	3,040,181
Series Q
5.95%, 8/15/20 (d)		5,255	5,360,294
Credit Suisse Group AG
6.25%, 12/18/24 (a)(d)		11,289	12,296,674

	Principal Amount (000)		U.S. $ Value
Danske Bank A/S
Series E
5.875%, 4/06/22 (a)(d)	EUR	12,180	$14,633,049
Goldman Sachs Group, Inc. (The)
Series L
5.785% (LIBOR 3 Month + 3.88%), 1/31/20 (d)(e)	U.S.$	5	5,034
Series P
5.00%, 11/10/22 (d)		3,901	3,939,436
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		8,449	9,135,481
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27 (d)(e)		3,400	3,353,447

			76,801,643

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		8,310	8,788,184
8.00%, 3/25/20		135	136,688

			8,924,872

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		9,798	10,949,348

			96,675,863

Total Corporates - Non-Investment Grade (cost $222,516,728)			229,899,790

COLLATERALIZED LOAN OBLIGATIONS - 2.6%
CLO - Floating Rate - 2.6%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
3.686% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(e)		4,580	4,408,383
CIFC Funding Ltd.
Series 2017-3A, Class A1
3.186% (LIBOR 3 Month + 1.22%), 7/20/30 (a)(e)		1,500	1,497,025
Dryden CLO Ltd.
Series 2018-57A, Class A
2.92% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(e)		14,550	14,392,540
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.073% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(e)		7,079	7,057,759
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.10% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(e)		6,573	6,553,423

	Principal Amount (000)		U.S. $ Value
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
2.966% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(e)	U.S.$	5,155	$5,099,821
Series 2018-1A, Class A2
3.566% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(e)		4,035	4,023,133
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.183% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(e)		17,519	17,368,300
Octagon Investment Partners 30 Ltd.
Series 2017-1A, Class A1
3.286% (LIBOR 3 Month + 1.32%), 3/17/30 (a)(e)		4,030	4,039,769
Octagon Loan Funding Ltd.
Series 2014-1A, Class ARR
3.084% (LIBOR 3 Month + 1.18%), 11/18/31 (a)(e)		8,984	8,925,775
OZLM Ltd.
Series 2018-18A, Class A
3.006% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(e)		17,040	16,872,650
Series 2018-22A, Class A1
3.072% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(e)		7,199	7,093,936
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.156% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(e)		14,194	14,169,979
Series 2018-2A, Class A
3.126% (LIBOR 3 Month + 1.16%), 10/20/31 (a)(e)		8,500	8,474,670
Romark CLO III Ltd.
Series 2019-3A, Class A1
3.529% (LIBOR 3 Month + 1.37%), 7/15/32 (a)(e)		11,840	11,794,463
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.001% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(e)		24,065	23,705,228
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.141% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(e)		16,285	16,172,611
Series 2017-4A, Class B
3.349% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(e)		6,000	5,936,190
TIAA CLO IV Ltd.
Series 2018-1A, Class A1A
3.196% (LIBOR 3 Month + 1.23%), 1/20/32 (a)(e)		4,510	4,513,743

	Principal Amount (000)		U.S. $ Value
Voya CLO Ltd.
Series 2016-3A, Class A1R
3.193% (LIBOR 3 Month + 1.19%), 10/18/31 (a)(e)	U.S.$	7,375	$7,357,433

Total Collateralized Loan Obligations (cost $190,945,146)			189,456,831

COVERED BONDS - 2.6%
Danske Hypotek AB
Series 2312
1.00%, 12/20/23 (a)	SEK	320,000	34,924,641
Nordea Hypotek AB
Series 5534
1.00%, 9/18/24 (a)		320,000	34,882,780
Skandinaviska Enskilda Banken AB
Series 576
1.00%, 12/20/23 (a)		320,000	34,916,185
Stadshypotek AB
Series 1588
1.50%, 3/01/24 (a)		313,000	34,839,255
Swedbank Hypotek AB
Series 194
1.00%, 9/18/24 (a)		319,900	34,863,291
1.125%, 5/21/21 (a)	EUR	9,200	10,526,429
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)		3,299	3,724,726

Total Covered Bonds (cost $188,556,361)			188,677,307

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Non-Agency Floating Rate CMBS - 1.7%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
2.74% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(e)	U.S.$	14,000	13,973,763
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
2.74% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(e)		6,275	6,279,426
BFLD
Series 2019-DPLO, Class D
3.58% (LIBOR 1 Month + 1.84%), 10/15/34 (a)(e)		4,029	4,022,749
BHMS
Series 2018-ATLS, Class A
2.99% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(e)		13,884	13,857,836
BHP Trust
Series 2019-BXHP, Class C
3.262% (LIBOR 1 Month + 1.52%), 8/15/36 (a)(e)		7,400	7,356,291

	Principal Amount (000)		U.S. $ Value
BX Trust
Series 2018-EXCL, Class A
2.827% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(e)	U.S.$	10,734	$10,710,881
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.794% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(e)		18,535	18,511,661
GS Mortgage Securities Corp. Trust
Series 2019-SMP, Class D
3.69% (LIBOR 1 Month + 1.95%), 8/15/32 (a)(e)		5,035	5,035,375
Invitation Homes Trust
Series 2018-SFR4, Class E
3.687% (LIBOR 1 Month + 1.95%), 1/17/38 (a)(e)		13,925	13,924,532
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMD
3.474% (LIBOR 1 Month + 1.73%), 11/15/26 (e)(j)		5,700	5,524,646
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class A
3.24% (LIBOR 1 Month + 1.50%), 7/15/36 (a)(e)		12,593	12,593,757
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.21% (LIBOR 1 Month + 1.47%), 11/15/27 (a)(e)		7,452	7,428,892

			119,219,809

Non-Agency Fixed Rate CMBS - 0.7%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)		11,986	12,467,025
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.11%, 11/10/46 (a)		2,783	2,869,497
Series 2014-GC23, Class D
4.491%, 7/10/47 (a)		2,196	2,168,516
Commercial Mortgage Trust
Series 2012-CR3, Class D
4.752%, 10/15/45 (a)		2,322	2,286,241
Series 2013-CR6, Class D
4.081%, 3/10/46 (a)		7,385	7,420,181
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,716	1,707,140
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.39%, 8/10/44 (a)		1,000	995,051
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,901,137
Series 2013-GC12, Class C
4.179%, 6/10/46		4,270	4,341,769

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.418%, 8/15/46 (a)	U.S.$	890	$908,455
Series 2012-CBX, Class E
5.132%, 6/15/45 (a)		4,544	4,378,128
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D
4.935%, 2/15/47 (a)		4,250	4,334,672
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.885%, 8/15/45 (a)		1,600	1,620,412
Series 2013-C18, Class D
4.692%, 12/15/46 (a)		3,000	3,023,562

			53,421,786

Total Commercial Mortgage-Backed Securities (cost $169,521,403)			172,641,595

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Indonesia - 1.5%
Indonesia Government International Bond
4.45%, 2/11/24		9,319	10,029,574
5.875%, 1/15/24 (a)		84,371	95,497,425

Total Governments - Sovereign Bonds (cost $97,572,085)			105,526,999

EMERGING MARKETS - SOVEREIGNS - 1.1%
Angola - 0.1%
Angolan Government International Bond
8.00%, 11/26/29 (a)		6,321	6,731,865

Bahrain - 0.1%
Bahrain Government International Bond
5.625%, 9/30/31 (a)		10,517	11,253,190

Costa Rica - 0.1%
Costa Rica Government International Bond
6.125%, 2/19/31 (a)		5,509	5,851,591

Dominican Republic - 0.2%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		7,617	8,423,926
7.50%, 5/06/21 (a)		6,273	6,500,741

			14,924,667

Egypt - 0.2%
Egypt Government International Bond
7.053%, 1/15/32 (a)(f)		3,274	3,432,584
7.50%, 1/31/27 (a)		8,593	9,567,769

			13,000,353

	Principal Amount (000)		U.S. $ Value
Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)	U.S.$	6,855	$7,165,617

Nigeria - 0.2%
Nigeria Government International Bond
5.625%, 6/27/22		6,710	6,990,981
6.75%, 1/28/21 (a)		6,440	6,683,513

			13,674,494

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.85%, 3/14/24 (a)		2,963	3,004,394
7.85%, 3/14/29 (a)		3,642	3,687,224

			6,691,618

Total Emerging Markets - Sovereigns (cost $74,966,438)			79,293,395

EMERGING MARKETS - TREASURIES - 0.8%
South Africa - 0.8%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	744,341	49,556,559
Series 2048
8.75%, 2/28/48		87,060	5,442,822

Total Emerging Markets - Treasuries (cost $51,018,824)			54,999,381

BANK LOANS - 0.5%
Industrial - 0.5%
Capital Goods - 0.0%
Gardner Denver, Inc.
4.549% (LIBOR 1 Month + 2.75%), 7/30/24 (m)	U.S.$	975	981,161

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.216% (LIBOR 3 Month + 3.25%), 2/05/25 (m)		1,236	1,242,466

Consumer Non-Cyclical - 0.4%
athenahealth, Inc.
6.401% (LIBOR 3 Month + 4.50%), 2/11/26 (m)		9,531	9,566,447
BI-LO, LLC
9.850% (LIBOR 2 Month + 8.00%), 5/31/24 (m)		4,053	3,728,615
9.892% (LIBOR 3 Month + 8.00%), 5/31/24 (m)		3,984	3,665,570
9.894% (LIBOR 3 Month + 8.00%), 5/31/24 (m)		4,177	3,842,695

	Principal Amount (000)		U.S. $ Value
Regionalcare Hospital Partners Holdings, Inc.
6.202% (LIBOR 1 Month + 4.50%), 11/16/25 (m)	U.S.$	6,650	$6,697,961

			27,501,288

Energy - 0.1%
California Resources Corporation
12.180% (LIBOR 1 Month + 10.38%), 12/31/21 (m)		9,558	7,089,239

Total Bank Loans (cost $39,578,092)			36,814,154

ASSET-BACKED SECURITIES - 0.3%
Other ABS - Fixed Rate - 0.3%
Atlas Ltd.
Series 2014-1, Class B
6.875%, 12/15/39 (b)(c)(k)		1,621	1,507,214
CLUB Credit Trust
Series 2018-P3, Class B
4.32%, 1/15/26 (a)		6,594	6,703,639
SBA Tower Trust
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		3,008	3,131,562
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (a)		2,127	2,135,551
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)		5,582	5,689,464

Total Asset-Backed Securities (cost $18,912,063)			19,167,430

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.625%, 3/01/40		30	48,037
7.95%, 3/01/36		10,685	10,786,080
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	4,093,022

Total Local Governments - US Municipal Bonds (cost $14,130,022)			14,927,139

SUPRANATIONALS - 0.2%
Supranational - 0.2%
European Investment Bank
4.75%, 8/07/24 (a)
(cost $13,600,926)	AUD	17,315	13,923,749

	Principal Amount (000)		U.S. $ Value
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
2.40%, 6/02/26 (cost $10,718,208)	CAD	14,705	$11,485,342

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt. Logan Re Ltd. (Preference Shares) (k)(l)(n)		9,702	9,339,460

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golden Energy Offshore Services AS (b)(l)		3,089,816	1,266,996
SandRidge Energy, Inc. (l)		4,301	18,236

			1,285,232

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp. (l)		2,248	30,348

Total Common Stocks (cost $15,421,202)			10,655,040

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)(l)(o)	U.S.$	8,945	419,297
5.25%, 6/27/29 (a)(l)(o)		2,796	139,101
7.125%, 6/26/42 (a)(l)(o)		3,663	164,835

			723,233

Consumer Non-Cyclical - 0.0%
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		1,835	1,953,128
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (j)(l)(p)		4,300	145,594

			2,098,722

Energy - 0.0%
Petrobras Global Finance BV
5.093%, 1/15/30 (a)		5	5,362

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)		2,960	3,188,475

			6,015,792

	Principal Amount (000)		U.S. $ Value
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (j)	U.S.$	2,748	$2,857,543

Total Emerging Markets - Corporate Bonds (cost $24,392,130)			8,873,335

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNH/USD
Expiration: Jun 2020; Contracts: 1,280,011,200; Exercise Price: CNH 7.30;
Counterparty: Bank of America, NA (l)	CNH	1,280,011,200	480,456
CNH/USD
Expiration: Jun 2020; Contracts: 470,835,400; Exercise Price: CNH 7.30;
Counterparty: Morgan Stanley Capital Services LLC (l)	CNH	470,835,400	176,730
CNH/USD
Expiration: Jun 2020; Contracts: 403,573,200; Exercise Price: CNH 7.30;
Counterparty: Morgan Stanley Capital Services LLC (l)	CNH	403,573,200	151,482
CNH/USD
Expiration: Jun 2020; Contracts: 403,573,200; Exercise Price: CNH 7.30;
Counterparty: Morgan Stanley Capital Services LLC (l)	CNH	403,573,200	151,482

Total Options Purchased - Puts (premiums paid $2,471,104)			960,150

	Principal Amount (000)
WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (b)(c)(k)	U.S.$	3,849	636,848
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (b)(c)(k)		127	126,740

Total Whole Loan Trusts (cost $3,975,674)			763,588

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95	128,426
6.625%, 11/15/30		150	213,816

	Principal Amount (000)		U.S. $ Value
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20	U.S.$	225	$222,851

Total Agencies (cost $520,336)			565,093

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (b)(c)(k)(l)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (b)(c)(k)(l)		42,267	0
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (b)(l)		1,568	690
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (b)(l)		3,724	15

Total Warrants (cost $27,089)			705

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (q)(r)(s) (cost $191,918,573)		191,918,573	191,918,573

	Principal Amount (000)
Time Deposits - 0.1%
BBH Grand Cayman
(7.75)%, 1/02/20	SEK	6,400	683,297
(0.24)%, 1/06/20	JPY	181	1,662
0.36%, 1/02/20	GBP	2	2,157
Citibank, London
(0.68)%, 1/02/20	EUR	2,518	2,824,590
Citibank, New York
1.56%, 1/02/20	U.S.$	6,567	6,567,164

Total Time Deposits (cost $10,078,870)			10,078,870

U.S. Treasury Bills - 0.0%
U.S. Treasury Bill Zero Coupon, 3/12/20 (g) (cost $2,138,570)		2,145	2,138,681

Total Short-Term Investments (cost $204,136,013)			204,136,124

Total Investments - 101.4% (cost $7,071,515,932) (t)			7,263,886,379
Other assets less liabilities - (1.4)%			(99,690,671)

Net Assets - 100.0%			$7,164,195,708

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	1,909	March 2020	$154,077,004	$(999,802)
10 Yr Canadian Bond Futures	1,192	March 2020	126,199,345	(752,308)
Euro-Bund Futures	200	March 2020	38,247,726	(385,461)
Japan 10 Yr Bond (OSE) Futures	129	March 2020	180,674,796	467,259
U.S. 10 Yr Ultra Futures	20	March 2020	2,814,063	(42,438)
U.S. Long Bond (CBT) Futures	747	March 2020	116,461,969	(2,235,016)
U.S. T-Note 2 Yr (CBT) Futures	571	March 2020	123,050,500	(51,445)
U.S. T-Note 10 Yr (CBT) Futures	7	March 2020	898,953	(8,117)
U.S. Ultra Bond (CBT) Futures	2,445	March 2020	444,149,531	(12,550,720)
Sold Contracts
Euro Buxl 30 Yr Bond Futures	29	March 2020	6,453,162	204,419
Euro-BOBL Futures	933	March 2020	139,849,954	380,537
Euro-Schatz Futures	194	March 2020	24,351,624	6,528
U.S. 10 Yr Ultra Futures	1,046	March 2020	147,175,469	2,217,782
U.S. T-Note 5 Yr (CBT) Futures	62	March 2020	7,353,781	4,358
U.S. T-Note 10 Yr (CBT) Futures	1,484	March 2020	190,578,063	1,672,493

				$(12,071,931)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	GBP	1,834	USD	2,362	1/10/20	$(67,194)
Australia and New Zealand Banking Group Ltd.	EUR	140,352	USD	156,017	1/16/20	(1,545,062)
Australia and New Zealand Banking Group Ltd.	USD	14,529	EUR	13,097	1/16/20	173,816
Bank of America, NA	RUB	5,146,739	USD	80,067	1/17/20	(2,710,190)
Bank of America, NA	USD	34,829	RUB	2,235,299	1/17/20	1,122,456
Bank of America, NA	ZAR	732,399	USD	49,123	1/23/20	(3,026,870)
Bank of America, NA	JPY	66,664,073	USD	617,188	1/30/20	2,710,711
Bank of America, NA	EUR	480,096	USD	535,387	2/12/20	(4,499,990)
Barclays Bank PLC	USD	63,542	JPY	6,934,417	1/30/20	375,737
Barclays Bank PLC	MYR	117,614	USD	27,995	2/13/20	(818,882)
BNP Paribas SA	EUR	71,035	PLN	304,386	1/16/20	486,605
BNP Paribas SA	USD	72,983	SGD	99,157	1/16/20	748,872
BNP Paribas SA	IDR	1,141,311,570	USD	80,292	2/27/20	(1,862,510)
Brown Brothers Harriman & Co.	GBP	220	USD	294	1/10/20	2,210
Brown Brothers Harriman & Co.	USD	14,178	GBP	10,970	1/10/20	354,956
Brown Brothers Harriman & Co.	EUR	8,161	USD	9,141	1/16/20	(20,945)
Brown Brothers Harriman & Co.	USD	32,313	EUR	29,000	1/16/20	243,931
Brown Brothers Harriman & Co.	AUD	20,377	USD	13,842	1/23/20	(465,339)
Brown Brothers Harriman & Co.	USD	112	CAD	147	1/23/20	1,199
Brown Brothers Harriman & Co.	USD	23,980	JPY	2,594,023	1/30/20	(69,446)
Citibank, NA	BRL	309,174	USD	76,025	1/03/20	(832,325)
Citibank, NA	USD	76,705	BRL	309,174	1/03/20	152,544

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,675	MXN	51,034	1/07/20	$22,714
Citibank, NA	CHF	35,674	USD	36,077	1/10/20	(802,312)
Citibank, NA	GBP	231,304	USD	298,087	1/10/20	(8,360,495)
Citibank, NA	EUR	8,412	USD	9,368	1/16/20	(75,648)
Citibank, NA	SGD	138,072	USD	101,408	1/16/20	(1,259,713)
Citibank, NA	USD	24,453	EUR	22,112	1/16/20	370,090
Citibank, NA	USD	19,787	IDR	277,739,920	2/27/20	204,959
Credit Suisse International	BRL	454,548	USD	112,771	1/03/20	(224,270)
Credit Suisse International	USD	107,720	BRL	454,548	1/03/20	5,275,295
Goldman Sachs Bank USA	MXN	1,421,642	USD	73,447	1/07/20	(1,702,021)
Goldman Sachs Bank USA	SEK	1,675,006	USD	174,014	1/08/20	(4,866,190)
Goldman Sachs Bank USA	GBP	3,636	USD	4,762	1/10/20	(54,728)
Goldman Sachs Bank USA	USD	94,481	EUR	84,986	1/16/20	926,650
Goldman Sachs Bank USA	MYR	631,902	USD	150,126	2/13/20	(4,680,128)
Goldman Sachs Bank USA	EUR	289,084	USD	322,076	3/11/20	(3,572,752)
HSBC Bank USA	EUR	220,889	USD	244,064	1/16/20	(3,910,946)
HSBC Bank USA	USD	28,654	SGD	39,002	1/16/20	346,596
HSBC Bank USA	USD	21,018	JPY	2,289,499	1/30/20	85,090
HSBC Bank USA	CNH	2,101,831	USD	299,919	2/20/20	(1,692,258)
HSBC Bank USA	EUR	289,084	USD	321,710	2/26/20	(3,650,364)
JPMorgan Chase Bank, NA	EUR	3,744	USD	4,157	1/16/20	(45,418)
JPMorgan Chase Bank, NA	USD	44,780	EUR	39,889	1/16/20	140
Morgan Stanley Capital Services LLC	EUR	4,535	USD	5,066	1/16/20	(25,148)
Morgan Stanley Capital Services LLC	USD	151,304	EUR	136,408	1/16/20	1,830,855
Morgan Stanley Capital Services LLC	MYR	141,970	USD	33,770	2/13/20	(1,010,990)
Royal Bank of Scotland PLC	USD	86,407	GBP	66,383	1/10/20	1,542,078
Royal Bank of Scotland PLC	EUR	684,601	USD	754,598	1/16/20	(13,952,518)
Royal Bank of Scotland PLC	USD	35,598	EUR	32,027	1/16/20	357,027
Societe Generale	EUR	63,619	USD	70,837	1/16/20	(583,994)
Standard Chartered Bank	USD	33,668	EUR	30,215	1/16/20	252,272
UBS AG	BRL	145,375	USD	35,649	1/03/20	(490,060)
UBS AG	USD	36,067	BRL	145,375	1/03/20	71,727
UBS AG	CAD	45,721	USD	34,404	1/23/20	(809,023)
UBS AG	USD	2,426	CAD	3,197	1/23/20	35,929
UBS AG	USD	35,605	BRL	145,375	2/04/20	499,330

						$(49,493,940)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	2.54%	USD	99,191	$(9,984,141)	$(3,966,409)	$(6,017,732)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)	Quarterly	2.80	USD	100,629	(9,874,122)	(6,690,248)	(3,183,874)
iTraxx Australia Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.47	USD	168,000	(4,300,075)	(2,716,758)	(1,583,317)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00%	Quarterly	2.54%	USD	99,191	$9,984,141	$6,649,096	$3,335,045

						$(14,174,197)	$(6,724,319)	$(7,449,878)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	264,760	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/ Quarterly	$(2,109,234)	$	– 0	–	$(2,109,234)
GBP	17,540	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(414,464)		(106,287)		(308,177)
GBP	17,540	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	414,005		70,500		343,505
CAD	288,230	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	(597,114)		– 0	–	(597,114)
USD	108,590	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/ Quarterly	(2,259,638)		– 0	–	(2,259,638)
USD	58,500	11/09/25	2.130%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,199,918)		– 0	–	(1,199,918)
USD	600	1/30/27	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(30,112)		– 0	–	(30,112)
USD	150	5/05/45	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	14,253		1		14,252
USD	100	7/16/45	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	19,650		9,466		10,184
USD	131,760	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(27,176,196)		– 0	–	(27,176,196)

						$(33,338,768)		$(26,320)		$(33,312,448)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00%	Quarterly	0.64%	USD	950	$33,189	$3,953	$29,236
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110% 6/29/15, 6/20/20*	5.00	Quarterly	0.07	USD	950	23,818	7,060	16,758
Citibank, NA
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,088	(55,053)	(122,180)	67,127
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	1.65	USD	950	(2,615)	(10,727)	8,112
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	0.10	USD	950	4,363	(7,821)	12,184
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	0.40	USD	950	3,016	(3,814)	6,830
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,000	(253,000)	(716,335)	463,335
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	5.13	USD	735	(37,252)	(99,718)	62,466
Credit Suisse International
Avon Products, Inc., 5.000%, 3/15/23, 6/20/20*	1.00	Quarterly	0.13	USD	950	4,241	(16,571)	20,812
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	2,395	37,921	(97,377)	135,298
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	1,198	18,968	(47,802)	66,770
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	5,987	94,794	(238,892)	333,686

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31,2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.41%	USD	8,513	$134,789	$(462,555)	$597,344
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	12,060	191,620	(474,056)	665,676
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	9,831	156,204	(405,771)	561,975
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,000	(253,000)	(717,175)	464,175
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	6,500	(328,900)	(931,236)	602,336
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	2,925	(148,005)	(167,419)	19,414
Freeport-Mcmoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.10	USD	950	4,375	(6,791)	11,166
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.16	USD	950	4,108	(7,220)	11,328
Transocean, Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	0.91	USD	950	717	(20,227)	20,944
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	8,901	140,933	(83,723)	224,656
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	6,900	109,633	(267,701)	377,334
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	618	(31,271)	(68,565)	37,294
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	53	(2,682)	(3,686)	1,004
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	564	(28,585)	(66,079)	37,494
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	3,000	47,500	(54,294)	101,794

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31,2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.41%	USD	8,359	$132,351	$(50,448)	$182,799
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	8,358	132,335	(59,825)	192,160
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	244	(12,346)	(26,327)	13,981
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	979	(49,537)	(104,872)	55,335
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,611	(81,517)	(173,727)	92,210
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	575	(29,143)	(48,524)	19,381
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,000	(253,417)	(396,178)	142,761
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	15,000	(760,250)	(1,188,533)	428,283
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	10,000	(506,833)	(767,117)	260,284
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	10,000	(506,833)	(758,605)	251,772
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,000	(253,417)	(379,302)	125,885
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,260	(63,756)	(74,477)	10,721
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	5,815	(294,239)	(343,719)	49,480
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,115	(56,512)	(120,309)	63,797
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	558	(28,281)	(55,086)	26,805
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	557	(28,231)	(50,814)	22,583

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	279	$(14,141)	$(24,990)	$10,849
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	3,346	(169,586)	(288,982)	119,396

						$(2,973,527)	$(9,998,557)	$7,025,030

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2019
BNP Paribas Americas†	2,496	EUR	(0.55	)%*	—	$2,798,219
Nomura UK (DMA)†	3,413	USD	1.25%		—	3,415,041

						$6,213,260

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2019.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Investment Grade	$2,798,219	$	– 0	–	$	– 0	–	$	– 0	–	$2,798,219
Emerging Markets - Sovereigns	3,415,041		– 0	–		– 0	–		– 0	–	3,415,041

Total	$6,213,260	$	– 0	–	$	– 0	–	$	– 0	–	$6,213,260

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $3,220,927,799 or 45.0% of net assets.

(b)	Illiquid security.
(c)	Fair valued by the Adviser.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2
7.292%, 10/25/25	9/18/15	$5,089,977	$5,583,722	0.08%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
3.474%, 11/15/26	11/13/15	5,426,915	5,524,646	0.08%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
3.70%, 3/27/24	3/21/19	9,600,226	9,591,478	0.13%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A
4.555%, 5/27/23	6/07/19	11,105,095	11,174,332	0.16%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A
4.614%, 10/27/22	10/11/19	2,262,269	2,261,334	0.03%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	2,748,000	2,857,543	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13	3,886,876	145,594	0.00%

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Non-income producing security.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$9,702,000	$9,339,460	0.13%
(o)	Defaulted.
(p)	Defaulted matured security.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	Affiliated investments.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $271,999,516 and gross unrealized depreciation of investments was $(174,932,236), resulting in net unrealized appreciation of $97,067,280.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound

IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CLO	-	Collateralized Loan Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

December 31, 2019 (unaudited)

34.4%	United States
8.4%	Japan
6.8%	Italy
5.6%	Netherlands
4.6%	China
4.2%	United Kingdom
3.5%	France
3.1%	Germany
3.0%	Spain
3.0%	Malaysia
2.6%	Indonesia
2.6%	Sweden
2.2%	Cayman Islands
13.2%	Other
2.8%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following: Angola, Australia, Austria, Bahrain, Belgium, Bermuda, Brazil, Canada, Colombia, Costa Rica, Denmark, Dominican Republic, Egypt, Finland, Gabon, India, Ireland, Kazakhstan, Kuwait, Mexico, Nigeria, Norway, Peru, Russia, Saudi Arabia, South Africa, Sri Lanka, Supranational, Switzerland and Turkey.

AB Global Bond Fund

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level

2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level

2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,387,926,837		$	– 0	–	$2,387,926,837
Corporates - Investment Grade		– 0	–	1,651,237,149			– 0	–	1,651,237,149
Inflation - Linked Securities		– 0	–	615,514,080			– 0	–	615,514,080
Mortgage Pass - Throughs		– 0	–	565,612,629			– 0	–	565,612,629
Collateralized Mortgage Obligations		– 0	–	356,356,305			– 0	–	356,356,305
Quasi - Sovereigns		– 0	–	344,472,232			– 0	–	344,472,232
Corporates-Non - Investment Grade		– 0	–	229,899,790			0	#	229,899,790
Collateralized Loan Obligations		– 0	–	189,456,831			– 0	–	189,456,831
Covered Bonds		– 0	–	188,677,307			– 0	–	188,677,307
Commercial Mortgage - Backed Securities		– 0	–	172,641,595			– 0	–	172,641,595
Governments - Sovereign Bonds		– 0	–	105,526,999			– 0	–	105,526,999
Emerging Markets - Sovereigns		– 0	–	79,293,395			– 0	–	79,293,395
Emerging Markets - Treasuries		– 0	–	54,999,381			– 0	–	54,999,381
Bank Loans		– 0	–	36,814,154			– 0	–	36,814,154
Asset - Backed Securities		– 0	–	17,660,216			1,507,214		19,167,430
Local Governments - US Municipal Bonds		– 0	–	14,927,139			– 0	–	14,927,139
Supranationals		– 0	–	13,923,749			– 0	–	13,923,749
Local Governments - Provincial Bonds		– 0	–	11,485,342			– 0	–	11,485,342
Common Stocks		1,315,580		– 0	–		9,339,460		10,655,040
Emerging Markets - Corporate Bonds		– 0	–	8,873,335			– 0	–	8,873,335
Options Purchased - Puts		– 0	–	960,150			– 0	–	960,150
Whole Loan Trusts		– 0	–	– 0	–		763,588		763,588
Agencies		– 0	–	565,093			– 0	–	565,093
Warrants		705		– 0	–		0	#	705
Short - Term Investments:
Investment Companies		191,918,573		– 0	–		– 0	–	191,918,573
Time Deposits		– 0	–	10,078,870			– 0	–	10,078,870
U.S. Treasury Bills		– 0	–	2,138,681			– 0	–	2,138,681

Total Investments in Securities		193,234,858		7,059,041,259			11,610,262		7,263,886,379
Other Financial Instruments*:

Assets
Futures		4,953,376		– 0	–		– 0	–	4,953,376
Forward Currency Exchange Contracts		– 0	–	18,193,789			– 0	–	18,193,789
Centrally Cleared Credit Default Swaps		– 0	–	9,984,141			– 0	–	9,984,141
Centrally Cleared Interest Rate Swaps		– 0	–	447,908			– 0	–	447,908
Credit Default Swaps		– 0	–	1,274,875			– 0	–	1,274,875
Liabilities
Futures		(17,025,307)		– 0	–		– 0	–	(17,025,307)
Forward Currency Exchange Contracts		– 0	–	(67,687,729)			– 0	–	(67,687,729)
Centrally Cleared Credit Default Swaps		– 0	–	(24,158,338)			– 0	–	(24,158,338)
Centrally Cleared Interest Rate Swaps		– 0	–	(33,786,676)			– 0	–	(33,786,676)
Credit Default Swaps		– 0	–	(4,248,402)			– 0	–	(4,248,402)
Reverse Repurchase Agreements		(6,213,260)		– 0	–		– 0	–	(6,213,260)

Total		$174,949,667		$6,959,060,827			$11,610,262		$7,145,620,756+

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

+

Amounts of $189,660,103, $9,518,883 and $18,432,944 for Collateralized Loan Obligations, Bank Loans and Asset - Backed Securities, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$25,884	$734,151	$568,116	$191,919	$255